Property and Equipment, Net - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased	$ 441,175,000
Average interest rate	8.375%
Net gain on sale and leaseback transactions	$ 4,889,000	$ 70,070,000
Financial leasing	53,990,000
Amortization recognized in comprehensive income	5,399,000	4,747,000
Impairment loss	470,661,000	38,881,000
Balance	4,953,317,000	5,313,317,000	$ 4,881,016,000
Additions to right-of-use assets	176,748,000
Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation value of lands and building	2,761,000	(20,448,000)
Balance	6,339,232,000	6,920,276,000	$ 6,195,397,000
Additions	599,060,000	970,072,000
Airbus and Boeing [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized loan costs	$ 11,401,000	$ 16,355,000
Average interest rate	6.91%	7.16%
A-330-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	2
A321-200 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	2
B-787 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	1
320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	1
A-318 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft	10
A-320 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft	4
Net gain on sale and leaseback transactions	$ 4,180,000
A-300-F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	1
Additions	$ 14,495
Fuselage [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carried out and capitalized engine maintenance	29,944,000	$ 16,441,000
Engine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carried out and capitalized engine maintenance	189,922,000	197,674,000
Furniture and Office Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	421,000
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation value of lands and building	1,376,000
Balance	53,160,000
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Revaluation value of lands and building	4,137,000
Balance	$ 83,186,000
B-787-9
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	1
A-320-N
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft purchased | Aircraft	3
A-320-N | Aircraft 1 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	$ 33,500,000
A-320-N | Aircraft 2 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	31,111,000
A-320-N | Aircraft 3 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	30,242,000
A Seven Eighty Seven And Nine [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions to right-of-use assets	77,673,000
A Seven Eighty Seven And Nine [Member] | Valderma Aviation Limited [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease through classified as held for sale property plant and equipment	90,312,000
Aircraft Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	7,504,000
BFE Process Assembly [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	6,685,000
Security Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,838,000
Improvement Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2,056,000
Onboard Service Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	682,000
Premises And Office Equipment [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase decrease to right of use assets due to revaluation	8,981,000
Hangar [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	2,836,000
Ramp Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	5,103,000
Communication And Computer Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	643,000
Transport Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions	1,005,000
Embarer E One Hundred And Ninety And Airbus [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	455,794,000
Embarer E One Hundred And Ninety And Airbus [member] | Gross Carrying Amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	1,300,032,000
Embarer E One Hundred And Ninety And Airbus [member] | Fair Value Less To Cost To Sell [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	844,238,000
Administrative Property In Venzuela [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 14,867,000
Embarer E One Hundred And Ninety [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 38,881,000
A-319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft	2
A-321 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft	4
A-330 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft	2
A-330-F [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft	1
Embraer [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft sold | Aircraft	10